S000010793 [Member] Investment Objectives and Goals - S000010793 [Member]	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Small Cap Value and Inflection Fund (the Fund) seeks long-term capital appreciation.